Shareholders’ Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions						1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 27, 2025 shares	Feb. 19, 2025 shares	Jan. 31, 2024 shares	Oct. 30, 2023 USD ($)	Jul. 31, 2023 ILS (₪) shares	Jan. 31, 2025 USD ($) shares	Apr. 30, 2024 shares	Jan. 31, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 shares	Jun. 30, 2025 ₪ / shares	Feb. 13, 2025 shares
Class of Stock [Line Items]
Number of ordinary shares									17,063,630		12,817,092
Gross proceeds (in New Shekels) | $									$ 2,200,000
Gross proceeds (in Dollars) | $									$ 2,532,495
Warrant exercise price (in Dollars per share) | $ / shares									$ 1.1
Proceeds from exercise of warrants (in Dollars) | $									$ 1,258,793
Exercised warrant shares									(1,834,416)
Number of warrants outstanding									1,424,033		4,511,491
Ordinary shares, par value (in Dollars per share) | ₪ / shares											₪ 0.02		₪ 0.02
Ordinary shares reserved for issuance									3,110,156
Ordinary shares future awards									943,910
Voting shares									5 years
Average exercise price per options (in Dollars per share) | $ / shares									$ 1.738
Fair value of grant (in Dollars) | $									$ 106,908
Unvested options shares									344,823
Intrinsic value of options expected to vest (in Dollars) | $									$ 0
RSUs grant of aggregate amount									1,560,165
Fair value of warrants (in Dollars) | $									$ (1,253,042)	$ (67,227)
Unrecognized compensation cost (in Dollars) | $									$ 1,179,811
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised								605,452
Series A warrants [Member]
Class of Stock [Line Items]
Number of warrants exercised into shares											1,654,546
Exercised warrant shares						1,144,357			(1,144,357)
Number of warrants outstanding									1,837,461		2,981,818
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercised								132,116
Warrants cashless exercise shares			601,367
Warrants [Member]
Class of Stock [Line Items]
Warrants exercised							359,020
Warrants cashless exercise shares							355,974
Remaining Two year Vesting Period [Member]
Class of Stock [Line Items]
Percentage of options vest									50.00%
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Average exercise price per options (in Dollars per share) | $ / shares									$ 1.738
Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares														2,518,182
Gross proceeds (in New Shekels) | ₪					₪ 7.8
Aggregate share									1,136,364
Warrants cashless exercise shares			131,249
Number of warrants exercised into shares											1,654,546
Proceeds from exercise of warrants (in Dollars) | $									$ 1,800,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 300,000
Ordinary Shares [Member] | Remaining Two year Vesting Period [Member]
Class of Stock [Line Items]
Percentage of options vest									6.25%
Consulting Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase shares									1
Consulting Agreement [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 3.1
Stock-based Compensation [Member]
Class of Stock [Line Items]
Unvested options shares									584,898
Weighted-average remaining contractual life									3 years 8 months 12 days
Restricted Share Units Grant [Member]
Class of Stock [Line Items]
RSUs grant of aggregate amount	587,286	1,560,165
Fair value of warrants (in Dollars) | $									$ 1,631,411
Shareholders [Member]
Class of Stock [Line Items]
Number of ordinary shares					1,950,000
Maximum [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Warrants cashless exercise shares												2,876,957
Minimum [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants cashless exercise shares												8,217
Ordinary Shares [Member]
Class of Stock [Line Items]
Exercised warrant shares						1,144,357
Series A warrants [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants (in Dollars) | $						$ 1,200,000
PIPE [Member]
Class of Stock [Line Items]
Gross proceeds (in Dollars) | $				$ 5,100,000
Private Placement [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Number of warrants									3,500,000
Warrants to purchase shares									1
Warrant exercise price (in Dollars per share) | $ / shares									$ 5.1
Warrants exercised												2,894,548
Private Placement [Member] | Series A warrants [Member]
Class of Stock [Line Items]
Number of warrants									4,636,364
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants									140,373
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercised												8,257
IPO [Member]
Class of Stock [Line Items]
Number of warrants									102,892
IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Number of ordinary shares		2,500,000